Expense Example {- Fidelity Worldwide Fund} - 10.31 Broadly Diversified International Equity Funds Retail Combo PRO-08 - Fidelity Worldwide Fund - Fidelity Worldwide Fund	Dec. 30, 2020 USD ($)
Expense Example:
1 year	$ 107
3 years	334
5 years	579
10 years	$ 1,283